Off-Balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 17,014,335	$ 2,033,143
Other Guarantees Received	$ 11,759,019	$ 14,501,930